General information / Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
General information / Summary of significant accounting policies [Abstract]
Basis of preparation

Basis of preparation

The accompanying consolidated financial statements are stated in thousands of euros (“EUR”) unless indicated otherwise.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

Use of estimates

The preparation of ASML’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of ASML Holding N.V. and all of its subsidiaries and the variable interest entities in which the Company is the primary beneficiary (together referred to as “ASML” or the “Company”). All intercompany profits, balances and transactions have been eliminated in the consolidation.

Subsidiaries

Subsidiaries

Subsidiaries are all entities over which ASML has the power to govern financial and operating policies generally accompanying a shareholding of more than one-half of the voting rights. As from the date that these criteria are met, the financial data of the relevant company are included in the consolidation.

Acquisitions of subsidiaries are included on the basis of the ‘purchase accounting’ method. The cost of acquisition is measured as the cash payment made, the fair value of other assets distributed and the fair value of liabilities incurred or assumed at the date of exchange, plus the costs that can be allocated directly to the acquisition. The excess of the costs of an acquired subsidiary over the net of the amounts assigned to assets acquired and liabilities incurred or assumed is capitalized as goodwill.

Variable Interest Entities

Variable Interest Entities

The Company assesses whether it has a controlling financial interest in any Variable Interest Entity (“VIE”) and, thus, whether it is the VIE’s primary beneficiary. ASML shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: a. the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and b. the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If ASML has a controlling financial interest in a VIE, it is required to consolidate the VIE.

Foreign currency translation

Foreign currency translation

The financial information for subsidiaries outside the euro-zone is generally measured using local currencies as the functional currency. The financial statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s consolidated financial statements. Assets and liabilities are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative instruments

Derivative instruments

The Company principally uses derivative hedging instruments for the management of foreign currency risks and interest rate risks. The Company measures all derivative hedging instruments based on fair values derived from market prices of the instruments. The Company adopts hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

•	A hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, that are attributable to a particular risk (fair value hedge);
•	A hedge of the exposure to variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge); or
•	A hedge of the foreign currency exposure of a net investment in a foreign operation (net investment hedge).

The Company documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Fair value hedge

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the consolidated statements of operations. The Company designates foreign currency hedging instruments as a hedge of the fair value of a recognized asset or liability in non-functional currencies. The gain or loss relating to the ineffective portion of foreign currency hedging instruments is recognized in the consolidated statements of operations as “net sales” or “cost of sales”.

Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly. The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Cash flow hedge

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, net of taxes, until the underlying hedged transaction is recognized in the consolidated statements of operations. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from other comprehensive income and included in the consolidated statements of operations, unless, extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside the control or influence of the Company and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.

Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the consolidated statements of operations in “sales” or “cost of sales”.

Interest rate swaps that are being used to hedge changes in the variability of future interest receipts are designated as cash flow hedges. The changes in fair value of the derivatives are intended to offset changes in future interest cash flows on the assets. The gain or loss relating to the ineffective portion of interest rate swaps hedging the variability of future interest receipts is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Net investment hedge

Foreign currency hedging instruments that are being used to hedge changes in the value of a net investment are designated as net investment hedges. Changes in the fair value of a derivative that is designated and qualifies as a net investment hedge are recorded in other comprehensive income, net of taxes. The gain or loss relating to the ineffective portion is recognized in the consolidated statements of operations as “interest income” or “interest expense”. Gains and losses accumulated in other comprehensive income are recognized in the consolidated statements of operations when the foreign operation is (partially) disposed or sold.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, money market funds and interest-bearing bank accounts with insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition.

Inventories

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market value. Cost includes net prices paid for materials purchased, charges for freight and customs duties, production labor cost and factory overhead. Allowances are made for slow-moving, obsolete or unsellable inventory.

Allowances for inventory are determined based on the expected demand which is derived from sales forecasts as well as the expected market value of the inventory.

Goodwill and other intangible assets

Intangible assets

Goodwill

Goodwill represents the excess of the costs of an acquisition over the fair value of the Company’s share of the identifiable net assets of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to reporting units for the purpose of impairment testing. The allocation is made to those reporting units that are expected to benefit from the business combination in which the goodwill arose. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. Goodwill is stated at cost less accumulated impairment losses.

Other intangible assets

Other intangible assets include acquired intellectual property rights, developed technology, customer relationships and other intangible assets. Other intangible assets are stated at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets. The following table presents the estimated useful lives of ASML’s other intangible assets:

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and any accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. In the case of leasehold improvements, the estimated useful lives of the related assets do not exceed the remaining term of the corresponding lease.

The following table presents the estimated useful lives of ASML’s property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Land is not depreciated.

Certain internal and external costs associated with the purchase and/or development of internally used software are capitalized when both the preliminary project stage is completed and management has authorized further funding for the project, which it has deemed probable to be completed and to be usable for the intended function. These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.

Evaluation of long-lived assets for impairment

Evaluation of long-lived assets for impairment

Long-lived assets include goodwill, other intangible assets and property, plant and equipment.

Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. The test is based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the reporting unit (including goodwill allocated to such unit) with the fair value being the sum of the discounted future cash flows related to that reporting unit. If the carrying amount of the reporting unit is higher than the fair value of the reporting unit, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the reporting unit in the same manner as goodwill is determined in a business combination.

Other intangible assets and property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. Other intangible assets and property, plant and equipment are tested for impairment based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the other intangible assets and property, plant and equipment with the fair value being the sum of the related undiscounted future cash flows. Second, if the carrying amount of the other intangible assets and property, plant and equipment is higher than the fair value the assets are considered to be impaired. An impairment expense is recognized as the difference between the carrying amount and the fair value of the other intangible assets and property, plant and equipment.

Provisions

Provisions

Provisions for lease contract termination costs are recognized when costs will continue to be incurred under a contract for its remaining term without economic benefit to the Company and the Company ceases using the rights conveyed by the contract. The provisions are measured at fair value which for an operating lease contract is determined based on the remaining lease payments reduced by the estimated sublease payments that could be reasonably obtained.

Revenue recognition

Revenue recognition

ASML recognizes revenue when all four revenue recognition criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured. At ASML this policy generally results in revenue recognition from the sale of a system upon shipment. The revenue from the installation of a system is generally recognized upon completion of that installation at the customer site. Each system undergoes, prior to shipment, a “Factory Acceptance Test” in ASML’s clean room facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system will meet its standard specifications and any additional technical and performance criteria agreed with the customer, if any. A system is shipped, and revenue is recognized, only after all specifications are met and customer sign-off is received or waived. In case not all specifications are met and the remaining performance obligation is not essential to the functionality of the system but is substantive rather than inconsequential or perfunctory, a portion of the sales price is deferred. Although each system’s performance is re-tested upon installation at the customer’s site, ASML has never failed to successfully complete installation of a system at a customer’s premises.

In connection with the introduction of new technology, such as our second-generation EUV systems (NXE:3100), we initially defer revenue recognition until completion of installation and acceptance of the new technology based system at customer premises. As our systems are based largely on two product platforms that permit incremental, modular upgrades, the introduction of genuinely “new” technology occurs infrequently, and in the past 12 years, has occurred on only two occasions: 2010 (EUV) and 1999 (TWINSCAN).

In 2011, we recognized system sales revenue for three NXE:3100 systems that were installed at the customer location and were accepted by our customers, for an amount of EUR 119.3 million (2010 and 2009: no revenue from new technology was recognized). This includes one NXE:3100 system for an amount of EUR 38.5 million that had been deferred in 2010 because the system had not yet been accepted by the customer. For the years 2010 and 2009, we did not recognize any revenue from new technology that had previously been deferred. As of December 31, 2011, we deferred revenue from new technology systems for an amount of EUR 48.6 million, relating to one NXE:3100 system that has not been installed at the customer’s location.

With respect to the third-generation EUV systems (NXE:3300) that are expected to be available for shipment to customers from 2012 onwards, the Company is currently assessing the conditions upon which revenue would be recognized and whether or not amounts should be deferred. Any such deferral of revenues could have a material effect on ASML’s results of operations for the period in which the deferral occurred and on the succeeding periods.

ASML has no significant repurchase commitments in its general sales terms and conditions. From time to time the Company repurchases systems that it has manufactured and sold and, following refurbishment, resells those systems to other customers. This repurchase decision is driven by market demand expressed by other customers and not by explicit or implicit contractual arrangements relating to the initial sale. The Company considers reasonable offers from any vendor, including customers, to repurchase used systems so that it can refurbish, resell, and install these systems as part of its normal business operations. Once repurchased, the repurchase price of the used system is recorded in work-in-process inventory during the period it is being refurbished, following which the refurbished system is reflected in finished products inventory until it is sold to the customer. As of December 31, 2011 and 2010 ASML had no repurchase commitments.

We offer customers discounts in the normal course of sales negotiations. These discounts are directly deducted from the gross sales price at the moment of revenue recognition. From time to time, we offer volume discounts to certain customers. In some instances these volume discounts can be used to purchase field options (system enhancements). The related amount is recorded as a reduction in revenue at time of shipment. From time to time, we offer free or discounted products or services (award credits) to our customers as part of a volume purchase agreement. The sales transaction that gives rise to these award credits is accounted for as a multiple element revenue transaction as the agreements involve the delivery of multiple products. The consideration received from the sales transaction is allocated between the award credits and the other elements of the sales transaction. The consideration allocated to the award credits is recognized as deferred revenue until award credits are delivered to the customer. The amount allocable to a delivered item is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions (the non-contingent amount).

Revenues are recognized excluding the taxes levied on revenues (net basis).

In the event that an arrangement with a customer becomes onerous, the Company recognizes a liability for the amount that the cost of settling the arrangement exceeds the amount of the contract price. When the Company satisfies the onerous arrangement, it derecognizes the related liability.

Multiple element arrangements

The main portion of ASML’s revenue is derived from contractual arrangements with the Company’s customers that have multiple deliverables, which mainly include the sale of our systems, installation and training services and prepaid extended and enhanced (optic) warranty contracts. As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended the guidance on arrangements with multiple deliverables in ASC 605-25. The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. The Company applies this accounting guidance prospectively to arrangements originating or materially modified on or after January 1, 2011. The implementation resulted in additional qualitative disclosures that are included below, but did not result in additional units of accounting and only had an insignificant impact on timing and allocation of revenues. Furthermore, the Company does not expect the pending contents of ASC 605-25 to have a significant impact on timing and allocation of revenues.

Each element in the arrangement is accounted for as a separate unit of accounting provided the following criteria are met: the delivered products or services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. We consider a deliverable to have stand-alone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, our revenue arrangements do not include a general right of return relative to the delivered products. Where the aforementioned criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.

The hierarchy of evidence to determine a selling price in ASC 605-25 is as follows:

•	Vendor-Specific Objective Evidence (“VSOE”) – the price at which the Company sells the element in a separate standalone transaction;
•	Third-Party Evidence (“TPE”) – evidence from the Company or other companies of the value of a largely interchangeable element in a transaction;
•	Best Estimate of Selling Price (“BESP”) – the Company’s best estimate of the selling price of an element in the transaction.

To determine the selling price in multiple elements arrangements, we establish VSOE of the selling price for installation and training services and prepaid extended and enhanced (optic) warranty contracts. VSOE is determined based on the prices that ASML charges for installation and comparable services (such as relocating a system to another customer site) and prepaid extended and enhanced (optic) warranty contracts on a stand-alone basis, which are subject to normal price negotiations. Revenue from installation and training services is recognized when the services are completed. Revenue from prepaid extended and enhanced (optic) warranty contracts is recognized over the term of the contract. When the Company is unable to establish the selling price using VSOE or TPE, the Company uses BESP. The objective of using estimated selling price-based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine BESP considering several internal and external factors including, but not limited to, pricing practices, gross margin objectives, market conditions, competitive environment, internal costs and geographies. The Company reviews selling prices every reporting period and maintains internal controls over the establishment and updates of these estimates.

For arrangements entered into through December 31, 2010, the Company primarily recognizes revenue based on the previous guidance of ASC 605-25. The revenue relating to the installation and training services and prepaid extended and enhanced (optic) warranty contracts is deferred at their fair value until delivery of these elements. As the Company is not able to determine the fair value for the system, but is able to determine the fair value for all other elements in the arrangement, revenue is allocated as the difference between the total arrangement consideration less the aggregate fair value of all other elements in the arrangement, and no revenue is recognized until all elements without fair value have been delivered.

The deferred revenue balance from installation and training services as of December 31, 2011 amounted to EUR 1.8 million (2010: EUR 10.1 million) and EUR 11.9 million (2010: EUR 12.7 million), respectively.

The deferred revenue balance from extended and enhanced (optic) warranty contracts as of December 31, 2011, amounted to EUR 280.1 million (2010: EUR 243.4 million).

Lease arrangements

Lease arrangements

If ASML has offered the customer a sales-type lease arrangement, revenue is recognized at commencement of the lease term. The present value of the lease payments is recognized as a finance receivable. The difference between the gross receivable and the present value of the receivable is recognized as unearned interest in the consolidated statements of operations. If ASML has offered its customers an operating lease arrangement, the contract consideration is recognized in the consolidated statements of operations on a straight-line basis over the period of the lease.

Warranty

Warranty

The Company provides standard warranty coverage on its systems for 12 months and on certain optic parts for 60 months, providing labor and parts necessary to repair systems and optic parts during the warranty period. The estimated costs for a standard warranty are accounted for by accruing these costs for each system upon recognition of the system sale. Based upon historical service records, the Company calculates the charge of average service hours and parts per system to determine the estimated warranty costs. On a semi-annual basis, the Company assesses, and updates if necessary, its accounting estimates used to calculate the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs.

The extended and enhanced (optic) warranty on the Company’s systems is accounted for as a separate element of multiple element revenue recognition transactions.

Accounting for shipping and handling fees and costs

Accounting for shipping and handling fees and costs

ASML bills the customer for, and recognizes as revenue, any charges for shipping and handling costs. The related costs are recognized as cost of sales.

Cost of sales

Cost of sales

Cost of system sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs. ASML accrues for the estimated cost of the warranty on its systems, which includes the cost of labor and parts necessary to repair systems during the warranty period. The amounts recorded in the warranty accrual are estimated based on actual historical expenses incurred and on estimated probable future expenses related to current sales. Actual warranty costs are charged against the accrued warranty reserve.

Costs of service sales comprise direct service costs such as materials, labor, depreciation and overhead costs.

Cost of field option sales comprise direct product costs such as materials, labor, cost of warranty, shipping and handling costs and related overhead costs.

Research and development costs and credits

Research and development costs and credits

Costs relating to research and development (“R&D”) are charged to operating expenses as incurred. ASML receives subsidies and other credits from several Dutch and international (inter-)governmental institutes. These subsidies and other governmental credits that cover R&D costs relating to approved projects are recorded as R&D credits in the R&D line in the consolidated statements of operations in the period in which such costs occur.

Share-based payments

Share-based payments

The cost of employee services received (compensation expenses) in exchange for awards of equity instruments are recognized based upon the grant-date fair value of stock options and shares. The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro-denominated European government agency bond with AAA ratings, and with a life equal to the expected life of the equity-settled share-based payments. The grant-date fair value of shares is determined based on the closing price of the Company’s ordinary shares on NYSE Euronext in Amsterdam (“Euronext Amsterdam”) on the grant-date

The grant-date fair value of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At each balance sheet date, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of operations in the period in which the revision is determined, with a corresponding adjustment to equity.

The Company makes quarterly assessments of the adequacy of the (hypothetical) tax pool to determine whether there are tax deficiencies that require recognition in the consolidated statements of operations. The Company has selected the alternative transition method (under Accounting Standards Codification (“ASC”) 718) in order to calculate the tax pool.

The Company’s current share-based payment plans do not provide for cash settlement of options and stock.

Income taxes

Income taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of incurred net operating losses and for tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded to reduce the carrying amounts of those assets.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

On January 1, 2007 the Company adopted the provisions of FIN 48 “Accounting for Uncertainty in Income Taxes” after codification included in ASC 740. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Contingencies and litigation

Contingencies and litigation

The Company is party to various legal proceedings generally incidental to its business, as disclosed in Note 18. In connection with these proceedings and claims the Company’s management evaluated, based on the relevant facts and legal principles, the likelihood of an unfavorable outcome and whether the amount of the loss could be reasonably estimated. In most cases, management determined that either a loss was not probable or was not reasonably estimable. Significant subjective judgments were required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond the Company’s control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, the Company may agree to settle or to terminate a claim or proceeding in which it believes that it would ultimately prevail where it believes that doing so, when taken together with other relevant commercial considerations, is more cost-effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.

The Company accrues for legal costs related to litigation in its consolidated statements of operations at the time when the related legal services are actually provided to it.

Net income (loss) per ordinary share

Net income (loss) per ordinary share

Basic net income (loss) per ordinary share is calculated by dividing net income (loss) by the weighted average number of ordinary shares outstanding for that period. The dilutive effect is calculated using the treasury stock method. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock than the ordinary shares. See Note 26 for further discussion.

The basic and diluted net income (loss) per ordinary share has been calculated in accordance with the following schedule:

Year ended December 31 (in thousands, except per share data)	2011 EUR	2010 EUR	2009 EUR

Net income (loss)	1,466,960	1,021,820	(150,925)

Weighted average number of shares outstanding (after deduction of treasury stock) during the year	425,618	435,146	432,615

Basic net income (loss) per ordinary share	3.45	2.35	(0.35)

Weighted average number of shares:	425,618	435,146	432,615
Plus shares applicable to:
Options and restricted shares[1]	3,435	3,828	2,908

Dilutive potential ordinary shares	3,435	3,828	2,908

Adjusted weighted average number of shares	429,053	438,974	432,615

Diluted net income (loss) per ordinary share [1]	3.42	2.33	(0.35)

1	The calculation of diluted net income (loss) per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income (loss) per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Comprehensive income

Comprehensive income

Comprehensive income consists of net income (loss) and other comprehensive income.

Other comprehensive income refers to revenues, expenses, gains and losses that are not included in net income (loss), but recorded directly in shareholders’ equity. For the years ended December 31, 2011, 2010 and 2009, comprehensive income consists of net income (loss), unrealized gains and losses on derivative instruments, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes.

New U.S. GAAP Accounting Pronouncements

New U.S. GAAP Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820)”. The amendments in this ASU generally represent clarifications of Topic 820 but also results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The ASU is effective for annual periods beginning after December 15, 2011. The Company anticipates that the adoption of ASU 2011-04 will not have a material impact on the Company’s consolidated financial statements

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220).” Under the ASU, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. Under both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income (“OCI”) along with a total for OCI and a total amount for comprehensive income. The option under current guidance which permits the presentation of components of OCI as part of the statement of changes in stockholders’ equity has been eliminated. In December 2011, the FASB issued ASU 2011-12 which indefinitely defers certain provisions of ASU 2011-05, the main deferred provision relating to a requirement for entities to present reclassification adjustments out of accumulated OCI by component in both the statements in which net income is presented and the statement in which OCI in any period is presented. The ASU is effective for annual periods beginning after December 15, 2011. Early adoption is permitted. The Company is currently assessing what impact ASU 2011-05 may have on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350).” The amendments in this ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual periods beginning after September 15, 2011. Early adoption is permitted. The ASU 2011-08 will not have any effect on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80).” The amendments in this ASU require additional disclosures about an employer’s participation in a multiemployer plan. The ASU is effective for annual periods ending after December 15, 2011. We adopted the ASU in 2011 and refer to note 16 for more information. The adoption of ASU 2011-09 only resulted in limited additional disclosures and did not have any impact on our consolidated financial statements.